                              Godfrey & Kahn, S.C.
                                Attorneys at Law
                             780 North Water Street
                           Milwaukee, Wisconsin 53202
                    Tele: (414) 273-3500 Fax: (414) 273-5198

                                February 4, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE: Kirr, Marbach Partners Funds, Inc. (Registration Nos. 333-65829; 811-9067)

Ladies and Gentlemen:

         Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Kirr, Marbach Partners Funds, Inc. (the "Company"), we hereby file the Company's final form of Prospectus. Post-Effective Amendment No. 1 to the Company's registration statement became effective on January 31, 2000, pursuant to Rule 485(b) under the Securities Act.

         In addition, in lieu of filing the Company's final form of Statement of Additional Information ("SAI") pursuant to Rule 497(j) under the Securities Act, we hereby certify that (i) the final form of SAI that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Company's Registration Statement and (ii) the text of Post-Effective Amendment No. 1 was filed electronically via Edgar on January 28, 2000.

         If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

                                                     Very truly yours,

                                                     GODFREY & KAHN, S.C.

                                                     /s/  Renee M. Hardt

                                                     Renee M. Hardt

RH:vy
Enclosure
cc:      Brian Thompson - SEC
         Mickey Kim - Kirr, Marbach
         Freddie Jacobs, Jr. - Firstar
         Scott A. Moehrke - G&K